Expense Example {- Fidelity® Total International Index Fund} - 10.31 Fidelity Total International Index Fund PRO-13 - Fidelity® Total International Index Fund - Fidelity Total International Index Fund	Feb. 17, 2022 USD ($)
Expense Example:
1 year	$ 6
3 years	19
5 years	34
10 years	$ 77